SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 97.84%
Austria — 1.34%
1,805,138	Mondi Plc	$35,645,608

Brazil — 6.68%
21,242,183	B3 SA - Brasil Bolsa Balcao	63,626,845
6,403,506	Banco Bradesco SA	20,142,781
19,149	MercadoLibre, Inc.*	30,093,419
10,627,927	Raia Drogasil SA	64,324,163
		178,187,208
Chile — 4.04%
5,032,431	Antofagasta Plc	107,603,305

China — 17.76%
359,500	Alibaba Group Holding Ltd., ADR	27,864,845
5,557,158	Alibaba Group Holding Ltd.	53,529,562
15,225,906	China Resources Land Ltd.	54,630,894
4,905,926	Midea Group Co. Ltd., Class A	37,800,900
10,557,484	NARI Technology Co. Ltd., Class A	33,216,419
10,377,334	Ping An Insurance Group Co. of China Ltd., Series H	46,981,299
3,149,196	Shenzhen Inovance Technology Co. Ltd., Class A	28,050,746
669,652	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	27,458,970
2,664,062	Tencent Holdings Ltd.	100,581,323
529,862	Yum China Holdings, Inc.	22,482,045
954,900	Yum China Holdings, Inc.	40,657,216
		473,254,219
Hong Kong — 4.95%
8,274,729	AIA Group Ltd.	72,013,994
1,744,415	Hong Kong Exchanges & Clearing Ltd.	59,833,886
		131,847,880
India — 18.65%
2,995,044	Axis Bank Ltd.	39,637,533
868,903	Dr Reddy’s Laboratories Ltd.	60,560,788
1,418,500	HDFC Bank Ltd., ADR	95,195,535
4,087,978	HDFC Bank Ltd.	83,705,526
4,265,469	Mahindra & Mahindra Ltd.	88,587,771
2,956,084	Marico Ltd.	19,478,336
2,416,256	Tata Consultancy Services Ltd.	110,045,718
		497,211,207
Indonesia — 3.39%
61,785,527	Bank Central Asia Tbk PT	37,732,398
315,102,117	Kalbe Farma Tbk PT	32,960,656
76,339,477	Telkom Indonesia Persero Tbk PT	19,584,599
		90,277,653

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Korea — 9.96%
339,839	LG Corp.	$22,583,731
456,365	Samsung Electronics Co. Ltd.	27,699,914
273,468	Samsung Fire & Marine Insurance Co. Ltd.	55,715,373
1,486,973	Shinhan Financial Group Co. Ltd.	46,101,516
1,039,407	SK Hynix, Inc.	113,438,764
		265,539,298
Mexico — 4.17%
852,900	Fomento Economico Mexicano SAB de CV, ADR	111,175,515

Peru — 1.31%
233,560	Credicorp Ltd.	35,017,651

Philippines — 1.96%
3,317,589	SM Investments Corp.	52,220,008

Poland — 0.78%
177,003	Dino Polska SA*,(a)	20,724,466

South Africa — 3.40%
2,650,798	Clicks Group Ltd.	47,509,660
5,514,621	Discovery Ltd.	43,057,080
		90,566,740
Taiwan — 15.70%
2,556,766	Advantech Co. Ltd.	30,940,455
3,633,769	Delta Electronics, Inc.	37,058,743
31,044,598	E.Sun Financial Holding Co. Ltd.	26,081,370
1,239,897	MediaTek, Inc.	40,941,278
2,455,721	President Chain Store Corp.	21,556,784
1,800,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	187,231,200
20,183,186	Uni-President Enterprises Corp.	48,967,088
461,981	Voltronic Power Technology Corp.	25,692,071
		418,468,989
Thailand — 0.96%
6,457,498	Kasikornbank Public Co. Ltd., NVDR	25,510,025

Turkey — 0.00%
1	Enka Insaat ve Sanayi AS	1

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
United Kingdom — 2.79%
1,534,639	Unilever Plc	$74,293,445

Total Common Stocks		2,607,543,218
(Cost $2,548,146,576)
Preferred Stocks — 1.55%
Korea — 1.55%
857,680	Samsung Electronics Co. Ltd.	41,328,604

Total Preferred Stocks		41,328,604
(Cost $38,466,192)
Investment Company — 0.10%
2,641,031	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (b)	2,641,031
Total Investment Company		2,641,031
(Cost $2,641,031)
Total Investments		$2,651,512,853
(Cost $2,589,253,799) — 99.49%
Other assets in excess of liabilities — 0.51%		13,687,111
NET ASSETS — 100.00%		$2,665,199,964

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	28.16%
Information Technology	22.08%
Consumer Staples	15.31%
Consumer Discretionary	11.30%
Industrials	6.07%
Materials	5.38%
Health Care	4.54%
Communication Services	4.50%
Real Estate	2.05%
Other*	0.61%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.